Label	Element	Value
Capital Units, Value, Units Issued Net Of Tax Withholding	aci_CapitalUnitsValueUnitsIssuedNetOfTaxWithholding	$ (17,400,000)
Limited Liability Company (LLC) Members' Equity, Unit-based Compensation	us-gaap_LimitedLiabilityCompanyLLCMembersEquityUnitBasedCompensation	24,600,000
Members' Equity, Other	aci_MembersEquityOther	(1,600,000)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	21,300,000
Stockholders' Equity, Change in Reporting Entity	us-gaap_StockholdersEquityChangeInReportingEntity	0
Incentive Distribution, Distribution	us-gaap_IncentiveDistributionDistributionPerYear	250,000,000
Adjustments To Additional Paid in Capital, Units Issued Net Of Tax Withholdings	aci_AdjustmentsToAdditionalPaidinCapitalUnitsIssuedNetOfTaxWithholdings	(100,000)
Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	21,300,000
Stockholders' Equity, Change in Reporting Entity	us-gaap_StockholdersEquityChangeInReportingEntity	1,752,100,000
Adjustments To Additional Paid in Capital, Units Issued Net Of Tax Withholdings	aci_AdjustmentsToAdditionalPaidinCapitalUnitsIssuedNetOfTaxWithholdings	$ (100,000)
Common Stock [Member]
Stock Issued During Period, Shares, Change In Reporting Entity	aci_StockIssuedDuringPeriodSharesChangeInReportingEntity	279,654,028
Stockholders' Equity, Change in Reporting Entity	us-gaap_StockholdersEquityChangeInReportingEntity	$ 2,800,000
Member Units [Member] | Albertsons Companies, LLC [Member]
Capital Units, Value, Units Issued Net Of Tax Withholding	aci_CapitalUnitsValueUnitsIssuedNetOfTaxWithholding	(17,400,000)
Limited Liability Company (LLC) Members' Equity, Unit-based Compensation	us-gaap_LimitedLiabilityCompanyLLCMembersEquityUnitBasedCompensation	24,600,000
Members' Equity, Other	aci_MembersEquityOther	(1,600,000)
Stockholders' Equity, Change in Reporting Entity	us-gaap_StockholdersEquityChangeInReportingEntity	(1,754,900,000)
Incentive Distribution, Distribution	us-gaap_IncentiveDistributionDistributionPerYear	250,000,000
AOCI Attributable to Parent [Member]
Stockholders' Equity, Change in Reporting Entity	us-gaap_StockholdersEquityChangeInReportingEntity	26,500,000
AOCI Attributable to Parent [Member] | Albertsons Companies, LLC [Member]
Other Comprehensive Income (Loss), Net of Tax	us-gaap_OtherComprehensiveIncomeLossNetOfTax	39,300,000
Stockholders' Equity, Change in Reporting Entity	us-gaap_StockholdersEquityChangeInReportingEntity	(26,500,000)
Retained Earnings [Member]
Stockholders' Equity, Change in Reporting Entity	us-gaap_StockholdersEquityChangeInReportingEntity	(957,300,000)
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	388,300,000
Retained Earnings [Member] | Albertsons Companies, LLC [Member]
Stockholders' Equity, Change in Reporting Entity	us-gaap_StockholdersEquityChangeInReportingEntity	957,300,000
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (342,000,000)